FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 90.96%	Shares	Fair Value

Banks — 7.39%
BancorpSouth Bank	625,446	$14,222,642
Bank of Hawaii Corporation	353,980	21,737,912
F.N.B. Corporation	4,274,244	32,056,830
Farmers National Banc Corporation	110,390	1,309,225
Financial Institutions, Inc.	160,041	2,978,363
First Citizens BancShares, Inc., Class A	94,721	38,363,899
First Commonwealth Financial Corporation	270,607	2,240,626
First Financial Corporation	69,589	2,563,659
Fulton Financial Corporation	2,692,543	28,352,478
Hancock Whitney Corporation	360,180	7,635,816
Lakeland Bancorp, Inc.	130,396	1,490,426
Lakeland Financial Corporation	436,372	20,330,571
Peapack-Gladstone Financial Corporation	118,861	2,226,267
TowneBank	170,398	3,210,298
TriState Capital Holdings, Inc.(a)	802,242	12,603,222
		191,322,234
Building Products — 0.77%
Masonite International Corporation(a)	200,612	15,603,602
Trex Company, Inc.(a)	33,207	4,319,234
		19,922,836
Capital Markets — 1.14%
Blucora, Inc.(a)	672,421	7,679,048
Federated Hermes, Inc., Class B	583,751	13,834,899
Hamilton Lane, Inc., Class A	120,395	8,111,011
		29,624,958
Chemicals — 1.04%
PolyOne Corporation	425,670	11,165,324
Valvoline, Inc.	820,700	15,864,131
		27,029,455
Commercial Services & Supplies — 1.24%
Clean Harbors, Inc.(a)	232,335	13,935,453
Deluxe Corporation	647,360	15,238,855
SP Plus Corporation(a)	138,851	2,875,604
		32,049,912
Construction & Engineering — 6.70%
Comfort Systems USA, Inc.	1,115,991	45,476,633
EMCOR Group, Inc.	706,160	46,705,422
MasTec, Inc.(a)	1,548,237	69,469,394

Quanta Services, Inc.	307,200	12,051,456
		173,702,905
Distributors — 0.57%
Core-Mark Holding Company, Inc.	594,739	14,841,712

Diversified Consumer Services — 2.95%
K12, Inc.(a)	1,525,096	41,543,615
Perdoceo Education Corporation(a)	2,187,208	34,842,223
		76,385,838
Electric Utilities — 1.85%
Otter Tail Corporation	322,312	12,502,482
Portland General Electric Company	850,821	35,572,827
		48,075,309
Electrical Equipment — 0.32%
Generac Holdings, Inc.(a)	68,578	8,361,716

Electronic Equipment, Instruments & Components — 8.67%
Avnet, Inc.	760,122	21,196,002
Insight Enterprises, Inc.(a)	69,826	3,435,439
Jabil, Inc.	1,828,838	58,669,124
Sanmina Corporation(a)	966,375	24,198,030
SYNNEX Corporation	403,820	48,365,521
Tech Data Corporation(a)	450,800	65,366,001
Vishay Precision Group, Inc.(a)	142,738	3,508,500
		224,738,617
Equity Real Estate Investment Trusts (REITs) — 4.29%
Apple Hospitality REIT, Inc.	745,140	7,198,052
City Office REIT, Inc.	2,062,399	20,747,733
Columbia Property Trust, Inc.	1,175,492	15,445,965
Industrial Logistics Properties Trust	572,376	11,762,327
Monmouth Real Estate Investment Corporation	823,859	11,937,717
Office Properties Income Trust	469,109	12,182,761
OUTFRONT Media, Inc.	504,994	7,155,765
Piedmont Office Realty Trust, Inc., Class A	1,131,237	18,789,847
Sunstone Hotel Investors, Inc.	733,137	5,975,067
		111,195,234
Food Products — 0.27%
Simply Good Foods Company (The)(a)	376,287	6,991,412

Gas Utilities — 1.49%
ONE Gas, Inc.	259,383	19,985,460
Southwest Gas Holdings, Inc.	268,703	18,553,942
		38,539,402
Health Care Equipment & Supplies — 2.76%
Integer Holdings Corporation(a)	472,452	34,512,619
Integra LifeSciences Holdings Corporation(a)	72,219	3,393,571

Lantheus Holdings, Inc.(a)	708,877	10,136,941
Meridian Bioscience, Inc.(a)	1,013,200	23,597,428
		71,640,559
Health Care Providers & Services — 2.21%
Amedisys, Inc.(a)	192,213	38,161,969
Chemed Corporation	24,295	10,958,746
Select Medical Holdings Corporation(a)	555,870	8,187,965
		57,308,680
Hotels, Restaurants & Leisure — 1.29%
Extended Stay America, Inc.	2,983,680	33,387,379

Household Durables — 3.07%
Helen of Troy Ltd.(a)	384,663	72,532,055
TopBuild Corporation(a)	62,421	7,101,637
		79,633,692
Industrial Conglomerates — 0.10%
Raven Industries, Inc.	117,060	2,517,961

Insurance — 5.35%
James River Group Holdings Ltd.	576,858	25,958,610
Kemper Corporation	1,380,127	100,086,810
Primerica, Inc.	108,408	12,640,373
		138,685,793
Internet & Direct Marketing Retail — 0.42%
Qurate Retail, Inc., Series A(a)	1,158,074	11,001,703

IT Services — 4.92%
CoreLogic, Inc.	56,800	3,818,096
CSG Systems International, Inc.	1,087,104	44,995,235
EVERTEC, Inc.	1,754,233	49,293,947
Perspecta, Inc.	813,628	18,900,578
Science Applications International Corporation	133,837	10,396,458
		127,404,314
Leisure Products — 0.28%
Johnson Outdoors, Inc., Class A	80,397	7,317,735

Life Sciences Tools & Services — 7.14%
Bruker Corporation	1,570,379	63,883,018
Medpace Holdings, Inc.(a)	808,111	75,170,485
PRA Health Sciences, Inc.(a)	422,007	41,057,061
Syneos Health, Inc.(a)	80,977	4,716,910
		184,827,474
Marine — 0.17%
Costamare, Inc.	782,924	4,353,057

Media — 0.29%
Sinclair Broadcast Group, Inc., Class A	402,594	7,431,885

Metals & Mining — 1.53%
Commercial Metals Company	1,482,770	30,248,508
Gold Resource Corporation	725,007	2,979,779
Worthington Industries, Inc.	172,900	6,449,170
		39,677,457
Mortgage Real Estate Investment Trusts (REITs) — 0.18%
Apollo Commercial Real Estate Finance, Inc.	307,100	3,012,651
Dynex Capital, Inc.	122,400	1,750,320
		4,762,971
Multi-Utilities — 0.15%
Unitil Corporation	84,231	3,775,233

Oil, Gas & Consumable Fuels — 0.74%
Brigham Minerals, Inc., Class A	466,802	5,765,005
Cimarex Energy Company	486,642	13,377,788
		19,142,793
Pharmaceuticals — 1.97%
Amphastar Pharmaceuticals, Inc.(a)	767,678	17,242,048
Horizon Therapeutics plc(a)	227,029	12,618,272
Supernus Pharmaceuticals, Inc.(a)	897,145	21,307,193
		51,167,513
Professional Services — 0.81%
CRA International, Inc.	55,031	2,173,725
FTI Consulting, Inc.(a)	132,244	15,148,550
Kforce, Inc.	129,133	3,777,140
		21,099,415
Real Estate Management & Development — 0.24%
Marcus & Millichap, Inc.(a)	150,405	4,340,688
RMR Group, Inc. (The), Class A	60,515	1,783,377
		6,124,065
Road & Rail — 1.67%
Landstar System, Inc.	384,775	43,214,080

Semiconductors & Semiconductor Equipment — 2.61%
Amkor Technology, Inc.(a)	4,775,500	58,786,405
FormFactor, Inc.(a)	306,144	8,979,204
		67,765,609
Software — 3.18%
j2 Global, Inc.(a)	922,160	58,289,733
Progress Software Corporation	624,686	24,206,583
		82,496,316
Specialty Retail — 3.94%
MarineMax, Inc.(a)	119,466	2,674,844

Murphy USA, Inc.(a)	356,982	40,192,604
Rent-A-Center, Inc.	1,368,789	38,079,710
Sleep Number Corporation(a)	504,916	21,024,702
		101,971,860
Textiles, Apparel & Luxury Goods — 2.54%
Deckers Outdoor Corporation(a)	335,488	65,886,488

Thrifts & Mortgage Finance — 0.75%
Federal Agricultural Mortgage Corporation, Class C	95,368	6,104,506
Washington Federal, Inc.	493,700	13,250,908
		19,355,414
Trading Companies & Distributors — 3.96%
Applied Industrial Technologies, Inc.	535,892	33,434,302
BMC Stock Holdings, Inc.(a)	2,115,553	53,185,003
WESCO International, Inc.(a)	459,340	16,127,427
		102,746,732
Total Common Stocks (Cost $2,235,218,642)		2,357,477,718

MONEY MARKET FUNDS - 7.61%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.10%(b)	197,171,857	197,171,857

Total Money Market Funds (Cost $197,171,857)		197,171,857

Total Investments — 98.57% (Cost $2,432,390,499)		2,554,649,575

Other Assets in Excess of Liabilities — 1.43%		37,053,067

NET ASSETS — 100.00%		$2,591,702,642

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 97.87%	Shares	Fair Value

Aerospace & Defense — 2.01%
Axon Enterprise, Inc.(a)	9,115	$894,455

Auto Components — 2.13%
Fox Factory Holding Corporation(a)	11,500	950,015

Biotechnology — 8.34%
Halozyme Therapeutics, Inc.(a)	38,875	1,042,239
Natera, Inc.(a)	17,765	885,763
Sarepta Therapeutics, Inc.(a)	11,175	1,791,799
		3,719,801
Building Products — 2.52%
Trex Company, Inc.(a)	8,650	1,125,105

Communications Equipment — 1.44%
NETGEAR, Inc.(a)	24,850	643,367

Consumer Finance — 2.41%
Green Dot Corporation, Class A(a)	21,900	1,074,852

Diversified Consumer Services — 2.39%
Chegg, Inc.(a)	15,850	1,066,071

Diversified Telecommunication Services — 2.30%
Bandwidth, Inc., Class A(a)	8,075	1,025,525

Electronic Equipment, Instruments & Components — 1.80%
II-VI, Inc.(a)	16,975	801,560

Entertainment — 2.65%
Zynga, Inc., Class A(a)	123,990	1,182,865

Food & Staples Retailing — 1.74%
Grocery Outlet Holding Corporation(a)	19,050	777,240

Food Products — 1.59%
Darling Ingredients, Inc.(a)	28,825	709,672

Health Care Equipment & Supplies — 10.45%
Cardiovascular Systems, Inc.(a)	24,275	765,876

Integer Holdings Corporation(a)	10,370	757,529
Merit Medical Systems, Inc.(a)	21,650	988,323
Nevro Corporation(a)	7,190	858,989
Tandem Diabetes Care, Inc.(a)	13,000	1,285,960
		4,656,677
Health Care Providers & Services — 5.27%
Amedisys, Inc.(a)	7,870	1,562,510
Guardant Health, Inc.(a)	9,695	786,555
		2,349,065
Health Care Technology — 2.90%
Livongo Health, Inc.(a)	17,200	1,293,268

Hotels, Restaurants & Leisure — 6.20%
Churchill Downs, Inc.	7,880	1,049,221
Jack in the Box, Inc.	12,700	940,943
Penn National Gaming, Inc.(a)	25,525	779,534
		2,769,698
Household Durables — 4.20%
Helen of Troy Ltd.(a)	5,225	985,226
Sonos, Inc.(a)	60,625	886,944
		1,872,170
Insurance — 1.43%
eHealth, Inc.(a)	6,515	640,034

Internet & Direct Marketing Retail — 5.27%
Etsy, Inc.(a)	12,305	1,307,159
Stamps.com, Inc.(a)	5,675	1,042,441
		2,349,600
IT Services — 4.48%
Fastly, Inc.(a)	23,495	2,000,129

Life Sciences Tools & Services — 2.49%
Repligen Corporation(a)	9,000	1,112,490

Machinery — 1.76%
Navistar International Corporation(a)	27,900	786,780

Multi-Line Retail — 2.82%
Big Lots, Inc.	29,975	1,258,950

Semiconductors & Semiconductor Equipment — 8.40%
Inphi Corporation(a)	7,335	861,863
Lattice Semiconductor Corporation(a)	32,140	912,454
MACOM Technology Solutions Holdings, Inc.(a)	36,480	1,253,087
Rambus, Inc.(a)	47,305	719,036
		3,746,440

Software — 6.71%
Avaya Holdings Corporation(a)	44,450	549,402
Box, Inc., Class A(a)	46,030	955,583
Five9, Inc.(a)	7,975	882,593
Model N, Inc.(a)	17,442	606,284
		2,993,862
Specialty Retail — 2.05%
Williams-Sonoma, Inc.	11,175	916,462

Textiles, Apparel & Luxury Goods — 2.12%
Crocs, Inc.(a)	25,625	943,513

Total Common Stocks/Investments — 97.87% (Cost $36,306,246)		43,659,666

Other Assets in Excess of Liabilities — 2.13%		949,000

NET ASSETS — 100.00%		$44,608,666

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 96.60%	Shares	Fair Value

Aerospace & Defense — 2.07%
Arconic Corporation(a)	3,012	$41,957
Howmet Aerospace, Inc.(a)	16,825	266,676
		308,633
Banks — 12.75%
CIT Group, Inc.	7,175	148,738
Commerce Bancshares, Inc.	4,244	252,391
East West Bancorp, Inc.	10,100	366,024
First Horizon National Corporation	34,240	341,030
KeyCorp	20,265	246,828
M&T Bank Corporation	2,085	216,777
TCF Financial Corporation	11,052	325,150
		1,896,938
Building Products — 1.59%
Johnson Controls International plc	6,950	237,273

Chemicals — 4.04%
Celanese Corporation	2,650	228,801
Sherwin-Williams Company (The)	370	213,805
W.R. Grace & Company	3,125	158,781
		601,387
Commercial Services & Supplies — 1.72%
Republic Services, Inc.	3,125	256,406

Communications Equipment — 0.92%
CommScope Holding Company, Inc.(a)	16,370	136,362

Consumer Finance — 2.04%
Synchrony Financial	13,725	304,146

Containers & Packaging — 12.28%
Berry Global Group, Inc.(a)	13,600	602,752
Crown Holdings, Inc.(a)	7,055	459,492
Graphic Packaging Holding Company	37,905	530,291
WestRock Company	8,350	235,971
		1,828,506
Electric Utilities — 3.42%
Alliant Energy Corporation	3,625	173,420
Edison International	2,700	146,637

Pinnacle West Capital Corporation	2,575	188,722
		508,779
Electrical Equipment — 1.34%
AMETEK, Inc.	2,225	198,848

Energy Equipment & Services — 0.75%
Patterson-UTI Energy, Inc.	32,130	111,491

Entertainment — 1.05%
Live Nation Entertainment, Inc.(a)	3,525	156,263

Equity Real Estate Investment Trusts (REITs) — 6.55%
Brixmor Property Group, Inc.	15,475	198,390
Public Storage	900	172,701
Retail Properties of America, Inc., Class A	12,150	88,938
Simon Property Group, Inc.	4,200	287,195
W.P. Carey, Inc.	3,375	228,319
		975,543
Food Products — 2.23%
Ingredion, Inc.	2,660	220,780
J.M. Smucker Company (The)	1,050	111,101
		331,881
Health Care Providers & Services — 3.80%
Centene Corporation(a)	2,650	168,408
Henry Schein, Inc.(a)	2,975	173,710
Laboratory Corporation of America Holdings(a)	1,350	224,248
		566,366
Hotels, Restaurants & Leisure — 1.46%
Aramark	9,640	217,575

Household Durables — 4.54%
Mohawk Industries, Inc.(a)	1,795	182,659
Newell Brands, Inc.	15,906	252,588
Whirlpool Corporation	1,855	240,278
		675,525
Industrial Conglomerates — 1.03%
Roper Technologies, Inc.	395	153,363

Insurance — 4.66%
Assured Guaranty Ltd.	4,250	103,743
Everest Re Group Ltd.	1,165	240,222
Globe Life, Inc.	2,025	150,316
Markel Corporation(a)	215	198,482
		692,763

IT Services — 1.66%
Amdocs Ltd.	4,050	246,564

Machinery — 2.33%
Donaldson Company, Inc.	3,825	177,939
Snap-on, Inc.	1,215	168,290
		346,229
Multi-Line Retail — 5.04%
Dollar General Corporation	1,725	328,630
Dollar Tree, Inc.(a)	4,550	421,694
		750,324
Multi-Utilities — 0.98%
CMS Energy Corporation	2,500	146,050

Oil, Gas & Consumable Fuels — 3.36%
Cheniere Energy, Inc.(a)	3,600	173,952
Continental Resources, Inc.	8,825	154,702
Occidental Petroleum Corporation	1,547	28,310
Pioneer Natural Resources Company	1,460	142,642
		499,606
Professional Services — 2.55%
Nielsen Holdings plc	6,100	90,646
Verisk Analytics, Inc.	1,700	289,340
		379,986
Road & Rail — 3.41%
AMERCO	525	158,650
Kansas City Southern	2,340	349,338
		507,988
Software — 1.16%
Verint Systems, Inc.(a)	3,825	172,814

Specialty Retail — 6.17%
Advance Auto Parts, Inc.	975	138,889
CarMax, Inc.(a)	4,635	415,063
O'Reilly Automotive, Inc.(a)	865	364,745
		918,697
Technology Hardware, Storage & Peripherals — 0.45%
NCR Corporation(a)	3,900	67,548

Trading Companies & Distributors — 1.25%
HD Supply Holdings, Inc.(a)	5,350	185,378

Total Common Stocks/Investments — 96.60% (Cost $15,451,458)		14,379,232

Other Assets in Excess of Liabilities — 3.40%	506,979

NET ASSETS — 100.00%	$14,886,211

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 97.84%	Shares	Fair Value

Airlines — 3.23%
Southwest Airlines Company	44,075	$1,506,484

Auto Components — 1.58%
Cooper-Standard Holdings, Inc.(a)	55,575	736,369

Biotechnology — 7.09%
Amgen, Inc.	6,710	1,582,621
Exelixis, Inc.(a)	72,600	1,723,524
		3,306,145
Chemicals — 4.89%
Ecolab, Inc.	11,446	2,277,182

Commercial Services & Supplies — 6.10%
Cintas Corporation	10,670	2,842,061

Consumer Finance — 3.94%
Synchrony Financial	82,845	1,835,845

Electrical Equipment — 6.88%
Generac Holdings, Inc.(a)	26,305	3,207,369

Electronic Equipment, Instruments & Components — 4.46%
Zebra Technologies Corporation, Class A(a)	8,120	2,078,314

Equity Real Estate Investment Trusts (REITs) — 3.65%
Gaming and Leisure Properties, Inc.	49,104	1,698,985

Hotels, Restaurants & Leisure — 5.50%
Yum China Holdings, Inc.	53,355	2,564,775

Internet & Direct Marketing Retail — 8.31%
eBay, Inc.	73,855	3,873,694

IT Services — 4.31%
VeriSign, Inc.(a)	9,710	2,008,319

Life Sciences Tools & Services — 2.95%
Waters Corporation(a)	7,620	1,374,648

Machinery — 8.89%
Allison Transmission Holdings, Inc.	43,040	1,583,011
Parker-Hannifin Corporation	13,975	2,561,199
		4,144,210
Media — 3.69%
Liberty Media Corporation - Liberty SiriusXM, Class C(a)	49,881	1,718,400

Road & Rail — 4.80%
Union Pacific Corporation	13,235	2,237,641

Semiconductors & Semiconductor Equipment — 9.57%
Cabot Microelectronics Corporation	15,050	2,100,077
Lam Research Corporation	7,300	2,361,258
		4,461,335
Specialty Retail — 8.00%
O'Reilly Automotive, Inc.(a)	4,550	1,918,599
Ross Stores, Inc.	21,255	1,811,776
		3,730,375

Total Common Stocks/Investments — 97.84% (Cost $43,739,710)		45,602,151

Other Assets in Excess of Liabilities — 2.16%		1,004,544

NET ASSETS — 100.00%		$46,606,695

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 95.26%	Shares	Fair Value

Airlines — 0.98%
Alaska Air Group, Inc.	750	$27,195

Auto Components — 0.89%
Cooper-Standard Holdings, Inc.(a)	1,865	24,711

Banks — 7.46%
First Citizens BancShares, Inc., Class A	125	50,627
Live Oak Bancshares, Inc.	2,895	42,006
PacWest Bancorp	1,530	30,156
Sterling Bancorp	3,680	43,130
Western Alliance Bancorporation	1,075	40,710
		206,629
Biotechnology — 2.43%
Exelixis, Inc.(a)	2,835	67,303

Capital Markets — 1.61%
Evercore, Inc., Class A	755	44,485

Chemicals — 4.33%
Huntsman Corporation	3,080	55,347
NewMarket Corporation	90	36,043
Orion Engineered Carbons S.A.(a)	2,650	28,064
		119,454
Consumer Finance — 1.88%
Synchrony Financial	2,340	51,854

Diversified Financial Services — 1.65%
Voya Financial, Inc.	975	45,484

Electrical Equipment — 3.37%
Generac Holdings, Inc.(a)	765	93,276

Electronic Equipment, Instruments & Components — 4.37%
SYNNEX Corporation	560	67,070
Zebra Technologies Corporation, Class A(a)	210	53,750
		120,820
Entertainment — 2.18%
SciPlay Corporation(a)	4,050	60,062

Equity Real Estate Investment Trusts (REITs) — 7.63%
American Assets Trust, Inc.	1,225	34,104
Gaming and Leisure Properties, Inc.	2,425	83,894
Site Centers Corporation	2,740	22,194
STORE Capital Corporation	2,975	70,835
		211,027
Food Products — 2.38%
Lancaster Colony Corporation	425	65,871

Gas Utilities — 1.73%
UGI Corporation	1,500	47,700

Health Care Equipment & Supplies — 7.92%
DENTSPLY SIRONA, Inc.	1,215	53,533
Meridian Bioscience, Inc.(a)	4,700	109,463
Quidel Corporation(a)	250	55,935
		218,931
Health Care Providers & Services — 1.78%
Universal Health Services, Inc., Class B	530	49,232

Hotels, Restaurants & Leisure — 5.30%
Carnival Corporation	2,360	38,751
Darden Restaurants, Inc.	420	31,823
Ruth's Hospitality Group, Inc.	2,790	22,766
Yum China Holdings, Inc.	1,100	52,878
		146,218
Household Durables — 1.21%
Mohawk Industries, Inc.(a)	330	33,581

Insurance — 4.39%
Brown & Brown, Inc.	1,170	47,689
Mercury General Corporation	925	37,694
Old Republic International Corporation	2,200	35,882
		121,265
IT Services — 3.21%
Leidos Holdings, Inc.	490	45,899
Verra Mobility Corporation(a)	4,180	42,970
		88,869
Life Sciences Tools & Services — 1.99%
Waters Corporation(a)	305	55,022

Machinery — 6.72%
Allison Transmission Holdings, Inc.	1,010	37,148
Altra Industrial Motion Corporation	1,930	61,490
Hillenbrand, Inc.	1,755	47,508

Oshkosh Corporation	550	39,391
		185,537
Media — 0.79%
Liberty Latin America Ltd., Class C(a)	2,325	21,948

Metals & Mining — 1.26%
Steel Dynamics, Inc.	1,340	34,961

Oil, Gas & Consumable Fuels — 1.53%
WPX Energy, Inc.(a)	6,640	42,363

Road & Rail — 2.19%
Kansas City Southern	405	60,462

Semiconductors & Semiconductor Equipment — 9.81%
Advanced Energy Industries, Inc.(a)	755	51,181
Cabot Microelectronics Corporation	615	85,817
Entegris, Inc.	1,160	68,498
Power Integrations, Inc.	555	65,562
		271,058
Technology Hardware, Storage & Peripherals — 0.96%
Xerox Holdings Corporation	1,735	26,528

Textiles, Apparel & Luxury Goods — 1.97%
Carter's, Inc.	490	39,543
PVH Corporation	310	14,896
		54,439
Trading Companies & Distributors — 1.34%
HD Supply Holdings, Inc.(a)	1,070	37,076

Total Common Stocks/Investments — 95.26% (Cost $2,545,957)		2,633,361

Other Assets in Excess of Liabilities — 4.74%		131,172

NET ASSETS — 100.00%		$2,764,533

(a)	Non-income producing security.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 98.23%	Shares	Fair Value

Aerospace & Defense — 1.43%
Ducommun, Inc.(a)	1,423	$49,620

Biotechnology — 3.10%
PDL BioPharma, Inc.(a)	37,020	107,728

Building Products — 2.08%
Cornerstone Building Brands, Inc.(a)	11,906	72,150

Capital Markets — 6.43%
B. Riley Financial, Inc.(a)	4,351	94,678
Donnelley Financial Solutions, Inc.(a)	7,238	60,799
WisdomTree Investments, Inc.	19,610	68,047
		223,524
Chemicals — 0.93%
Intrepid Potash, Inc.(a)	32,609	32,283

Construction & Engineering — 4.68%
HC2 Holdings, Inc.(a)	29,460	98,397
Tutor Perini Corporation(a)	5,300	64,554
		162,951
Consumer Finance — 1.22%
Regional Management Corporation(a)	2,386	42,256

Diversified Consumer Services — 1.80%
Carriage Services, Inc.	3,447	62,460

Electronic Equipment, Instruments & Components — 1.25%
Arlo Technologies, Inc.(a)	16,851	43,476

Equity Real Estate Investment Trusts (REITs) — 6.42%
CatchMark Timber Trust, Inc., Class A	7,635	67,570
Front Yard Residential Corporation	6,000	52,200
Hersha Hospitality Trust, Class A	5,239	30,177
Investors Real Estate Trust	1,037	73,098
		223,045
Food & Staples Retailing — 4.71%
Andersons, Inc. (The)	3,700	50,912
Natural Grocers by Vitamin Cottage, Inc.	7,572	112,672
		163,584

Food Products — 4.44%
Freshpet, Inc.(a)	857	71,696
Landec Corporation(a)	6,008	47,824
Limoneira Company(a)	2,410	34,921
		154,441
Health Care Equipment & Supplies — 5.77%
Antares Pharma, Inc.(a)	17,654	48,549
Cutera, Inc.(a)	1,912	23,269
GenMark Diagnostics, Inc.(a)	5,600	82,376
Invacare Corporation	7,285	46,405
		200,599
Health Care Providers & Services — 1.46%
Owens & Minor, Inc.	6,660	50,749

Hotels, Restaurants & Leisure — 6.36%
Carrols Restaurant Group, Inc.(a)	10,400	50,336
Del Taco Restaurants, Inc.(a)	6,682	39,624
Drive Shack, Inc.(a)	16,277	30,112
El Pollo Loco Holdings, Inc.(a)	3,451	50,937
Monarch Casino & Resort, Inc.(a)	1,465	49,927
		220,936
Household Durables — 1.45%
Hovnanian Enterprises, Inc.(a)	2,160	50,522

Interactive Media & Services — 1.32%
Cars.com, Inc.(a)	7,984	45,988

Internet Software & Services — 1.74%
Liquidity Services, Inc.(a)	10,166	60,589

IT Services — 4.33%
Limelight Networks, Inc.(a)	20,427	150,343

Leisure Products — 1.75%
Nautilus, Inc.(a)	6,550	60,719

Machinery — 2.96%
Manitowoc Company, Inc. (The)(a)	3,692	40,169
Shyft Group, Inc. (The)(a)	3,723	62,695
		102,864
Media — 2.69%
comScore, Inc.(a)	17,031	52,796
Entravision Communications Corporation, Class A	28,448	40,681
		93,477
Oil, Gas & Consumable Fuels — 6.55%
Green Plains, Inc.(a)	5,400	55,161

Matador Resources Company(a)	14,250	121,125
W&T Offshore, Inc.(a)	22,524	51,355
		227,641
Paper & Forest Products — 3.55%
Verso Corporation, Class A(a)	10,329	123,535

Personal Products — 2.82%
e.l.f. Beauty, Inc.(a)	5,144	98,096

Pharmaceuticals — 0.35%
Evofem Biosciences, Inc.(a)	4,291	12,144

Professional Services — 0.84%
Mistras Group, Inc.(a)	7,360	29,072

Software — 6.57%
A10 Networks, Inc.(a)	9,990	68,032
RealNetworks, Inc.(a)	14,281	18,565
Rubicon Project, Inc. (The)(a)	15,404	102,744
Smith Micro Software, Inc.(a)	8,683	38,726
		228,067
Specialty Retail — 4.81%
Barnes & Noble Education, Inc.(a)	14,885	23,816
Boot Barn Holdings, Inc.(a)	3,329	71,772
MarineMax, Inc.(a)	3,194	71,514
		167,102
Technology Hardware, Storage & Peripherals — 2.98%
Diebold Nixdorf, Inc.(a)	9,726	58,939
Immersion Corporation(a)	7,146	44,520
		103,459
Trading Companies & Distributors — 1.44%
CAI International, Inc.(a)	3,014	50,213

Total Common Stocks/Investments — 98.23% (Cost $3,343,756)		3,413,633

Other Assets in Excess of Liabilities — 1.77%		61,484

NET ASSETS — 100.00%		$3,475,117

(a)	Non-income producing security.

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$2,435,779,886	$261,635,024	$(142,765,335)	$118,869,689
Small-Cap Growth Fund	$36,312,315	$7,600,215	$(252,864)	$7,347,351
Mid-Cap Value Fund	$15,451,458	$1,240,619	$(2,312,845)	$(1,072,226)
Unconstrained Equity Fund	$43,740,108	$4,044,768	$(2,182,725)	$1,862,043
Small-Mid Core Equity Fund	$2,545,957	$428,453	$(341,049)	$87,404
Micro-Cap Equity Fund	$3,343,884	$553,809	$(484,060)	$69,749

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

June 30, 2020

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the "Small-Cap Equity Fund"), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the "Small-Cap Growth Fund"), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund"), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the "Unconstrained Equity Fund"), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the "Small-Mid Core Equity Fund") and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the "Micro-Cap Equity Fund") (each a "Fund" and, collectively the "Funds") are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year, which may include return of capital, are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2020

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value ("NAV") of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees ("Board") approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Fuller & Thaler Asset Management, Inc. (the "Adviser") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the "Trust") Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,292,111,717	$65,366,001	$-	$2,357,477,718
Money Market Funds	197,171,857	-	-	197,171,857
Total	$2,489,283,574	$65,366,001	$-	$2,554,649,575

Small-Cap Growth Fund
Common Stocks (a)	$43,659,666	$-	$-	$43,659,666

Mid-Cap Value Fund
Common Stocks (a)	$14,379,232	$-	$-	$14,379,232

Unconstrained Equity Fund
Common Stocks (a)	$45,602,151	$-	$-	$45,602,151

Small-Mid Core Equity Fund
Common Stocks (a)	$2,633,361	$-	$-	$2,633,361

Micro-Cap Equity Fund
Common Stocks (a)	$3,413,633	$-	$-	$3,413,633

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments at the end of the reporting period.